..............................
                                                  OMB Approval
                                                  ..............................
                                                  OMB Number: 3235-0006
                                                  Expires:   August 31, 2012
                                                  Estimated average burden
                                                  hours per response........23.5
                                                  ..............................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lonestar Capital Management, LLC
Address: One Maritime Plaza, Suite 750
         San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Yedi Wong
Title:  Chief Financial Officer
Phone:  (415) 362-7677

Signature, Place, and Date of Signing:

/s/ Yedi Wong                     San Francisco, CA          February 12, 2010
--------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
     holdings are reported by other      reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $446,024
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5             COLUMN 6  COLUMN 7     COLUMN 8
--------                     --------          --------   --------    --------             --------  --------     --------
                                                            VALUE      SHARES/   SH/ PUT/  INVESTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x $1,000)   PRN AMT   PRN CALL  DSCRETN   MANAGERS  SOLE     SHARED  NONE
--------------               --------------    -----      ----------   -------   --- ----  -------   --------  ----     ------  ----

A H BELO CORPORATION          COM CL A         001282102    4,999      867,916   SH          SOLE     NONE    867,916
AGNICO EAGLE MINES LTD        COM              008474108    2,160       40,000   SH          SOLE     NONE     40,000
AMERICAN DENTAL PARTNERS      COM              025353103    5,543      430,000   SH          SOLE     NONE    430,000
ANNTAYLOR STORES CORPORATION  COM              036115103    5,456      400,000   SH          SOLE     NONE    400,000
ARCH CAP GROUP LTD            ORD              G0450A105    2,147       30,000   SH          SOLE     NONE     30,000
AXIS CAPITAL HOLDINGS         SHS              G0692U109    2,841      100,000   SH          SOLE     NONE    100,000
BARRICK GOLD CORP             COM              067901108    9,845      250,000   SH          SOLE     NONE    250,000
BEBE STORES INC               COM              075571109    3,574      570,000   SH          SOLE     NONE    570,000
BLOCKBUSTER INC               CL B             093679207      616    1,044,500   SH          SOLE     NONE  1,044,500
BRINKER INTL INC              COM              109641100    4,476      300,000   SH          SOLE     NONE    300,000
CAMECO CORP                   COM              13321L108    8,043      250,000   SH          SOLE     NONE    250,000
CANADIAN NAT RES LTD          COM              136385101    3,598       50,000   SH          SOLE     NONE     50,000
CAPITALSOURCE INC             COM              14055X102    5,955    1,500,000   SH          SOLE     NONE  1,500,000
CATERPILLAR INC DEL           COM              149123101    5,699      100,000   SH  PUT     SOLE     NONE    100,000
CITIGROUP INC                 COM              172967101    5,296    1,600,000   SH          SOLE     NONE  1,600,000
COWEN GROUP INC NEW           CL A             223622101    2,664      450,000   SH          SOLE     NONE    450,000
DRESS BARN INC                COM              261570105    8,193      354,850   SH          SOLE     NONE    354,850
E TRADE FINANCIAL CORP        COM              269246104    2,640    1,500,000   SH          SOLE     NONE  1,500,000
EHEALTH INC                   COM              28238P109    3,697      225,000   SH          SOLE     NONE    225,000
EMMIS COMMUNICATIONS CORP     PDF CV SER A     291525202    1,253       82,246   SH          SOLE     NONE     82,246
FAMOUS DAVES AMER INC         COM              307068106      920      152,000   SH          SOLE     NONE    152,000
GOLDCORP INC NEW              COM              380956409    1,967       50,000   SH          SOLE     NONE     50,000
GRAPHIC PACKAGING HLDG CO     COM              388689101   20,163    5,810,707   SH          SOLE     NONE  5,810,707
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    9,634      408,400   SH          SOLE     NONE    408,400
IMPERIAL SUGAR CO NEW         COM              453096208    5,241      300,500   SH          SOLE     NONE    300,500
ISHARES TR INDEX              MSCI EMERG MKT   464287234   10,375      250,000   SH  PUT     SOLE     NONE    250,000
ISHARES TR INDEX              RUSSELL 2000     464287655   31,220      500,000   SH  PUT     SOLE     NONE    500,000
ISHARES SILVER TRUST          ISHARES          46428Q109    3,639      220,000   SH          SOLE     NONE    220,000
LIBERTY GLOBAL INC            COM SER A        530555101    9,851      450,000   SH          SOLE     NONE    450,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   11,939      258,700   SH          SOLE     NONE    258,700
LIMITED BRANDS INC            COM              532716107    1,924      100,000   SH          SOLE     NONE    100,000
MANNKIND CORP                 COM              56400P201    5,256      600,000   SH  CALL    SOLE     NONE    600,000
MANNKIND CORP                 NOTE 3.750% 12/1 56400PAA0    4,821    7,000,000   PRN         SOLE     NONE  7,000,000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    7,546      163,300   SH          SOLE     NONE    163,300
MAXYGEN INC                   COM              577776107    9,134    1,499,899   SH          SOLE     NONE  1,499,899
MONTPELIER RE HOLDINGS LTD    SHS              G62185106    3,810      220,000   SH          SOLE     NONE    220,000
NOVAGOLD RES INC              COM NEW          66987E206    6,130    1,000,000   SH          SOLE     NONE  1,000,000
ORBITZ WORLDWIDE INC          COM              68557K109    3,670      500,000   SH          SOLE     NONE    500,000
PACER INTL INC TENN           COM              69373H106    4,898    1,550,000   SH          SOLE     NONE  1,550,000
PACIFIC SUNWEAR CALIF INC     COM              694873100    3,681      924,818   SH          SOLE     NONE    924,818
PALM HARBOR HOMES             NOTE 3.250% 5/1  696639AB9    3,770    6,733,000   PRN         SOLE     NONE  6,733,000
PAN AMERICAN SILVER CORP      COM              697900108    1,524       64,000   SH          SOLE     NONE     64,000
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL   73936D107    3,462      150,000   SH          SOLE     NONE    150,000
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL   73936D107   25,388    1,100,000   SH  CALL    SOLE     NONE  1,100,000
RADIO ONE INC                 CL D NON VTG     75040P405    2,991    1,027,700   SH          SOLE     NONE  1,027,700
RAMBUS INC DEL                NOTE 2/0         750917AB2   10,450   10,000,000   PRN         SOLE     NONE 10,000,000
SPDR TR                       UNIT SER 1       78462F103   66,864      600,000   SH  PUT     SOLE     NONE    600,000
SPDR GOLD TRUST               GOLD SHS         78463V107   16,169      150,680   SH          SOLE     NONE    150,680
SAUER-DANFOSS INC             COM              804137107    6,005      500,000   SH          SOLE     NONE    500,000
STILLWATER MNG CO             COM              86074Q102    2,844      300,000   SH          SOLE     NONE    300,000
TRW AUTOMOTIVE HLDG CORP      COM              87264S106    1,672       70,000   SH          SOLE     NONE     70,000
TALBOTS INC                   COM              874161102      891      100,000   SH          SOLE     NONE    100,000
TALISMAN ENERGY INC           COM              87425E103    3,359      180,200   SH          SOLE     NONE    180,200
TECUMSEH PRODUCTS CO          CL A             878895200    5,043      431,408   SH          SOLE     NONE    431,408
TENNECO INC                   COM              880349105    1,773      100,000   SH          SOLE     NONE    100,000
UAL CORP                      DBCV 5.000% 2/0  902549AE4    9,758   10,000,000   PRN         SOLE     NONE 10,000,000
UAL CORP                      NOTE 4.500% 6/3  902549AH7    7,100    8,000,000   PRN         SOLE     NONE  8,000,000
WASHINGTON POST CO            CL B             939640108   18,024       41,000   SH          SOLE     NONE     41,000
XEROX CORP                    COM              984121103    2,538      300,000   SH          SOLE     NONE    300,000
YRC WORLDWIDE INC             COM              984249102       52       61,634   SH          SOLE     NONE     61,634
YAHOO INC                     COM              984332106    6,712      400,000   SH          SOLE     NONE    400,000
YAMANA GOLD INC               COM              98462Y100    5,121      450,000   SH          SOLE     NONE    450,000
